Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Computer equipment $	Office furniture and equipment $	R&D equipment and tools $	Stands and moulds $	Leasehold improvements $	Vehicles $	Total $

Cost
October 1, 2022	4,867,724	1,108,834	1,166,561	898,697	1,133,617	192,205	9,367,638
Additions	147,799	—	49,554	—	(8,578)	—	188,775
Disposals	—	(35,000)	(10,000)	—	—	—	(45,000)
September 30, 2023	5,015,523	1,073,834	1,206,115	898,697	1,125,039	192,205	9,511,413

Accumulated depreciation
October 1, 2022	3,376,015	856,301	657,734	497,133	259,710	97,736	5,744,629
Depreciation(1)	916,022	104,296	336,380	132,598	156,690	49,341	1,695,327
September 30, 2023	4,292,037	960,597	994,114	629,731	416,400	147,077	7,439,956
Net book value
September 30, 2023	723,486	113,237	212,001	268,966	708,639	45,128	2,071,457

(1)      Depreciation of $420,730 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.

	Computer equipment $	Office furniture and equipment $	R&D equipment and tools $	Stands and moulds $	Leasehold improvements $	Vehicles $	Total $
Cost
October 1, 2021	3,706,414	1,019,548	1,057,757	878,553	403,070	129,405	7,194,747
Additions	1,161,310	89,286	108,804	20,144	730,547	62,800	2,172,891
September 30, 2022	4,867,724	1,108,834	1,166,561	898,697	1,133,617	192,205	9,367,638

Accumulated depreciation
October 1, 2021	2,340,938	648,503	501,916	438,391	162,541	50,322	4,142,611
Depreciation(1)	1,035,077	207,798	155,818	58,742	97,169	47,414	1,602,018
September 30, 2022	3,376,015	856,301	657,734	497,133	259,710	97,736	5,744,629
Net book value
September 30, 2022	1,491,709	252,533	508,827	401,564	873,907	94,469	3,623,009

(1)      Depreciation of $153,151 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.

	Computer equipment $	Office furniture and equipment $	R&D equipment and tools $	Stands and moulds $	Leasehold improvements $	Vehicles $	Total $
Cost
October 1, 2020	2,578,827	1,003,451	905,695	704,565	386,641	73,562	5,652,741
Additions	1,322,463	18,334	177,728	213,377	17,245	67,720	1,816,867
Grants (note 23)	(194,876)	(2,237)	(25,666)	(39,389)	(816)	(11,877)	(274,861)
September 30, 2021	3,706,414	1,019,548	1,057,757	878,553	403,070	129,405	7,194,747

Accumulated depreciation
October 1, 2020	1,445,903	469,404	316,258	367,041	98,345	23,976	2,720,927
Depreciation(1)	895,035	179,099	185,658	71,350	64,196	26,346	1,421,684
September 30, 2021	2,340,938	648,503	501,916	438,391	162,541	50,322	4,142,611
Net book value
September 30, 2021	1,365,476	371,045	555,841	440,162	240,529	79,083	3,052,136

(1)      Depreciation of $288,851 related to property and equipment is capitalized in development costs as they are used in development projects that are eligible for capitalization.

Schedule of Depreciation is Included in the Consolidated Statement of Loss

Depreciation is included in the consolidated statement of loss as follows:

	Year ended September 30,
	2023 $	2022 $	2021 $

Cost of sales	214,828	157,819	142,870
Marketing and product management	1,686	624	18,338
General and administrative expenses	794,273	1,108,835	926,354
Research and development costs	263,810	181,589	45,271
	1,274,597	1,448,867	1,132,833